Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Redeemable Series G Preferred Stock [Member]	Dec. 31, 2011 Redeemable Series G Preferred Stock [Member]	Sep. 30, 2013 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series H Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series H Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series I Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2011 Series I Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Series J Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series H Redeemable Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000		80,000	80,000	135,000	135,000	135,000	90,000	90,000	90,000	50,000	50,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued				0	34,108	113,643	113,643		62,365	62,365	0	17,394	0			114,051
Common stock, shares authorized	475,000,000	475,000,000												400,000,000	400,000,000
Preferred stock, shares outstanding				0	34,108	113,643	113,643		62,365	62,365	0	17,394	0			114,051
Common stock, shares issued	210,649,318	208,063,486	204,815,210
Common stock, shares outstanding	208,144,318	205,558,486	204,815,210		83
Treasury stock, shares	2,505,000	2,505,000	0